Annual Fund Operating Expenses	Nov. 11, 2026
Sterling Capital Hedged BDC Income ETF | Sterling Capital Hedged BDC Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	11.20%	[3]
Expenses (as a percentage of Assets)	11.95%
Sterling Capital Macro-Led International Equity ETF | Sterling Capital Macro-Led International Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.60%
Sterling Capital AI Leaders ETF | Sterling Capital AI Leaders ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%	[6]
Other Expenses (as a percentage of Assets):	0.00%	[7]
Expenses (as a percentage of Assets)	0.75%

[1]	The Fund has adopted a Rule 12b-1 Distribution Plan, and the Board of Trustees (the “Board”) has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Fund shares. No Distribution and Service (12b-1) fee is currently paid by the Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Fund’s Board.
[2]	Amounts have been estimated for the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” (“AFFE”) are estimated based on indirect net expenses associated with the Fund’s investments in underlying investment companies, including business development companies, that are investment companies or would be an investment company but for an exception to that definition provided for in Sections 3(c)(1) or 3(c)(7) of the 1940 Act (each, an “Acquired Fund”). Some of the Acquired Funds in which the Fund will invest charge carried interest, incentive fees or incentive allocations based on such Acquired Funds’ performance. The AFFE disclosed above are based on estimated expected fees and expenses, and future AFFE may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time. AFFE reflects operating expenses of the Acquired Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Acquired Funds). The AFFE do not, however, reflect any performance-based fees or allocations paid by the Acquired Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind.
[4]	The Fund has adopted a Rule 12b-1 Distribution Plan, and the Board of Trustees (the “Board”) has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Fund shares. No Distribution and Service (12b-1) fee is currently paid by the Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Fund’s Board.
[5]	Amounts have been estimated for the current fiscal year.
[6]	The Fund has adopted a Rule 12b-1 Distribution Plan, and the Board of Trustees (the “Board”) has authorized a 12b-1 fee not to exceed 0.25% of the average daily net assets of Fund shares. No Distribution and Service (12b-1) fee is currently paid by the Fund or will be made during the first twelve (12) month period from the date of this prospectus. Thereafter, 12b-1 fees may only be imposed after approval by the Fund’s Board.
[7]	Amounts have been estimated for the current fiscal year.